Restructuring Charge - Schedule of Changes in Accrued Restructuring Charge (Details) - Previously Reported [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Charge - Schedule of Changes in Accrued Restructuring Charge (Details) [Line Items]
Balance, beginning of period	$ 2,540	$ 2,335
Restructuring charge	1,522	2,131
Cash paid	(2,158)	(2,253)
Non-cash items	(588)	327
Balance, end of period	$ 1,316	$ 2,540